Income tax - Major Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Current income tax expense	$ (8,057)	$ (3,135)	$ (10,892)
Adjustments in respect of income tax of previous years	(143)	5,006	(2,282)
Total current tax	(8,200)	1,871	(13,174)
Deferred tax:
Relating to origination and reversal of temporary differences	3	(5,570)	4,279
Total deferred tax	3	(5,570)	4,279
Income tax expense reported in the consolidated statement of operations	$ (8,197)	$ (3,699)	$ (8,895)